Leases - Narrative (Details) $ in Millions	12 Months Ended
Nov. 30, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease minimum commitment	$ 439
Right-of-use assets obtained in exchange for operating lease liabilities	$ 144
Minimum
Lessee, Lease, Description [Line Items]
Lease term (in years)	1 year
Lease renewal term (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease renewal term (in years)	10 years